Property, plant and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment
Net balance	R$ 19,590	R$ 15,732	R$ 12,495
Cost
Property, plant and equipment
Net balance	34,717	30,120	23,116
Accumulated depreciation
Property, plant and equipment
Net balance	R$ (15,127)	R$ (14,388)	(10,621)
Furniture and fixtures
Property, plant and equipment
Average annual depreciation rates (%)	10.00%	10.00%
Net balance	R$ 366	R$ 572
Furniture and fixtures | Cost
Property, plant and equipment
Net balance	724	1,169	1,374
Furniture and fixtures | Accumulated depreciation
Property, plant and equipment
Net balance	R$ (358)	R$ (597)	(604)
Leasehold improvements
Property, plant and equipment
Average annual depreciation rates (%)	10.00%	10.00%
Net balance	R$ 507	R$ 1,091
Leasehold improvements | Cost
Property, plant and equipment
Net balance	1,607	2,177	1,674
Leasehold improvements | Accumulated depreciation
Property, plant and equipment
Net balance	R$ (1,100)	R$ (1,086)	(847)
Data processing equipment
Property, plant and equipment
Average annual depreciation rates (%)	20.00%	20.00%
Net balance	R$ 13,993	R$ 10,030
Data processing equipment | Cost
Property, plant and equipment
Net balance	26,541	19,091	14,277
Data processing equipment | Accumulated depreciation
Property, plant and equipment
Net balance	(12,548)	(9,061)	(6,229)
Right of use – leases
Property, plant and equipment
Net balance	4,604	3,846
Right of use – leases | Cost
Property, plant and equipment
Net balance	5,313	6,943	4,967
Right of use – leases | Accumulated depreciation
Property, plant and equipment
Net balance	R$ (709)	R$ (3,097)	(2,347)
Right of use – leases | Minimum
Property, plant and equipment
Average annual depreciation rates (%)	20.00%	20.00%
Right of use – leases | Maximum
Property, plant and equipment
Average annual depreciation rates (%)	30.00%	30.00%
Machinery and equipment
Property, plant and equipment
Average annual depreciation rates (%)	10.00%	10.00%
Net balance	R$ 80	R$ 78
Machinery and equipment | Cost
Property, plant and equipment
Net balance	374	408	515
Machinery and equipment | Accumulated depreciation
Property, plant and equipment
Net balance	(294)	(330)	(411)
Other fixed assets
Property, plant and equipment
Net balance	40	115
Other fixed assets | Cost
Property, plant and equipment
Net balance	158	332	309
Other fixed assets | Accumulated depreciation
Property, plant and equipment
Net balance	R$ (118)	R$ (217)	R$ (183)
Other fixed assets | Minimum
Property, plant and equipment
Average annual depreciation rates (%)	10.00%	10.00%
Other fixed assets | Maximum
Property, plant and equipment
Average annual depreciation rates (%)	20.00%	20.00%